Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

(a) Description of business

Ollie’s Bargain Outlet Holdings, Inc., operates through its sole operating subsidiary, Ollie’s Bargain Outlet, Inc., a chain of retail stores which offer brand name products at deeply discounted and closeout prices across a broad selection of product categories. Ollie’s Bargain Outlet Holdings, Inc. together with its subsidiaries will be referenced herein as the Company or Ollie’s. Ollie’s principally buys overproduced, overstocked, and closeout merchandise from manufacturers, wholesalers, and other retailers. In addition, the Company augments brand name closeout deals with directly sourced private label products featuring names exclusive to Ollie’s in order to provide consistent assortment of value-priced goods in select key merchandise categories.

Since the first store opened in 1982, the Company has grown to 200 retail locations as of October 31, 2015 compared to 173 locations as of November 1, 2014. Ollie’s Bargain Outlet retail locations are located in 17 states (Alabama, Connecticut, Delaware, Georgia, Indiana, Kentucky, Maryland, Michigan, New Jersey, New York, North Carolina, Ohio, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia).

(a) Description of business

On September 28, 2012, Ollie’s Bargain Outlet Holdings, Inc. (formerly known as Bargain Holdings, Inc.) acquired Bargain Parent, Inc and its subsidiary Ollie’s Holdings, Inc. and its sole operating subsidiary, Ollie’s Bargain Outlet, Inc. for $700.0 million in cash. The acquisition was financed through approximately $462.6 million in equity investment and approximately $250.0 million in various debt financing and Bargain Holdings, Inc. was formed to complete the acquisition by its majority shareholder, CCMP Capital Advisors, LLC and affiliates.

On March 23, 2015, Bargain Holdings, Inc. changed its name to Ollie’s Bargain Outlet Holdings, Inc. All references within the financial statements and notes have been updated to refer to Ollie’s Bargain Outlet Holdings, Inc. for all periods presented. Ollie’s Bargain Outlet Holdings, Inc., operates through its sole operating subsidiary, Ollie’s Bargain Outlet, Inc., a chain of retail stores that offer brand name products at deeply discounted and closeout prices across a broad selection of product categories.

Ollie’s Bargain Outlet Holdings, Inc. and Subsidiaries are collectively referenced to as the Company or Ollie’s.

Since the first store opened in 1982, the Company has grown to 176 Ollie’s Bargain Outlet retail locations as of January 31, 2015 from 154 locations as of February 1, 2014. Ollie’s Bargain Outlet retail locations are currently located in 16 states (Alabama, Delaware, Georgia, Indiana, Kentucky, Maryland, Michigan, New Jersey, New York, North Carolina, Ohio, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia).

Ollie’s principally buys overproduced, overstocked, and closeout merchandise from manufacturers, wholesalers, and other retailers. In addition, the Company augments our brand name closeout deals with directly sourced private label products featuring names exclusive to Ollie’s, in order to provide consistently value-priced goods in select key merchandise categories.

For purposes of the disclosure requirements for segments of a business enterprise, it has been determined that the Company is comprised of one operating segment.

Fiscal year

(b) Fiscal year

Ollie’s follows a 52/53-week fiscal year, which ends on the Saturday nearest to January 31st. References to the fiscal year ended January 31, 2015 refer to the period from February 2, 2014 to January 31, 2015. The fiscal quarters ended October 31, 2015 and November 1, 2014 refer to the thirteen weeks from August 2, 2015 to October 31, 2015 and from August 3, 2014 to November 1, 2014, respectively. The year-to-date periods ended October 31, 2015 and November 1, 2014 refer to the thirty-nine weeks from February 1, 2015 to October 31, 2015 and from February 2, 2014 to November 1, 2014, respectively.

(b) Fiscal year

Ollie’s follows a 52/53-week fiscal year, which ends on the Saturday nearest to January 31st. References to the fiscal year ended January 31, 2015 refer to the period from February 2, 2014 to January 31, 2015. References to the fiscal year ended February 1, 2014 refer to the period from February 3, 2013 to February 1, 2014.

Principles of consolidation		(c) Principles of consolidation The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions have been eliminated in consolidation.
Use of Estimates

(d) Use of estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value disclosures

(e) Fair value disclosures

Fair value is defined as the price which the Company would receive to sell an asset or pay to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. In determining fair value, GAAP establishes a three-level hierarchy used in measuring fair value, as follows:

•	Level 1 inputs are quoted prices available for identical assets and liabilities in active markets.

•

Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets or other inputs which are observable or can be corroborated by observable market data.

•	Level 3 inputs are less observable and reflect the Company’s assumptions.

Ollie’s financial instruments consist of cash, accounts receivable, accounts payable, revolving credit facility and our term loan. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of their short maturities. The carrying amount of the revolving credit facility and term loan facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions.

(e) Fair value disclosures

Fair value is defined as the price which the Company would receive to sell an asset or pay to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. In determining fair value, U.S. GAAP establishes a three-level hierarchy used in measuring fair value, as follows:

•	Level 1 inputs are quoted prices available for identical assets and liabilities in active markets.

•

Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 inputs are less observable and reflect the Company’s assumptions.

Ollie’s financial instruments consist of cash, accounts receivable, accounts payable and our term loan. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of their short maturities. The carrying amount of our term loan facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions.

Cash		(f) Cash The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Concentration of credit risk

(g) Concentration of credit risk

Financial instruments which potentially subject the Company to a concentration of credit risk are cash. Ollie’s currently maintains its day-to-day operating cash balances with major financial institutions. The Company’s operating cash balances are in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit. From time to time, Ollie’s invests temporary excess cash in overnight investments with expected minimal volatility, such as money market funds. Although the Company maintains balances which exceed the FDIC insured limit, it has not experienced any losses related to this balance, and Ollie’s believes the credit risk to be minimal.

Inventories

(h) Inventories

Inventories are stated at the lower of cost or market determined using the retail inventory method on a first-in, first-out basis. The cost of inventories includes the merchandise cost, transportation costs, and certain distribution and storage costs. Such costs are thereafter expensed as cost of sales upon the sale of the merchandise. The retail inventory method uses estimates for shrink and markdowns to calculate ending inventory. These estimates made by management could significantly impact the ending inventory valuation at cost and the resulting gross margin.

Property and equipment

(i) Property and equipment

Property and equipment are stated at original cost less accumulated depreciation and amortization. Depreciation and amortization are calculated over the estimated useful lives of the related assets, or in the case of leasehold improvements, the lesser of the useful lives or the remaining term of the lease. Expenditures for additions, renewals, and betterments are capitalized; expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed on the straight-line method for financial reporting purposes.

The useful lives for the purpose of computing depreciation and amortization are as follows:

Software	3 years

Automobiles	5 years

Computer equipment	5 years

Furniture, fixtures, and equipment	7-10 years

Leasehold improvements	Lesser of lease term or useful life

Goodwill/intangible assets

(i) Goodwill/intangible assets

The Company amortizes intangible assets over their useful lives unless it determines such lives to be indefinite. Goodwill and intangible assets having indefinite useful lives are not amortized to earnings, but instead are subject to annual impairment testing or more frequently if events or circumstances indicate that the value of goodwill or intangible assets having indefinite useful lives might be impaired.

Entities have an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative test. The goodwill quantitative impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. If an entity believes, as a result of its qualitative assessment, that it is more-likely than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has selected the fiscal month ending date of October as the annual impairment testing date. As of October 31, 2015 and November 1, 2014, the Company completed a qualitative impairment test. Based upon the results of the qualitative tests, no impairment of goodwill existed.

The Company is also required to perform impairment tests annually or more frequently if events or circumstances indicate that the value of its non-amortizing intangible assets might be impaired. The Company’s non-amortizing intangible assets as of October 31, 2015 and November 1, 2014 consisted of a tradename. Entities have an option to perform a qualitative assessment to determine whether further impairment testing of non-amortizing intangible assets is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative test. The Company performs the quantitative impairment test using the discounted cash flow method based on management’s projections to determine the fair value of the asset. The carrying amount of the asset is then compared to the fair value. If the carrying amount is greater than fair value, an impairment loss is recorded for the amount that fair value is less than the carrying amount. If an entity believes, as a result of its qualitative assessment, that it is more-likely than-not that the fair value is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. As of October 31, 2015 and November 1, 2014, the Company completed a qualitative impairment test. Based upon the results of the qualitative tests, no impairment of the tradename existed.

(j) Goodwill/intangible assets

The Company amortizes intangible assets over their useful lives unless it determines such lives to be indefinite. Goodwill and intangible assets having indefinite useful lives are not amortized to earnings, but instead are subject to annual impairment testing or more frequently if events or circumstances indicate that the value of goodwill or intangible assets having indefinite useful lives might be impaired.

Entities have an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative test. The goodwill quantitative impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after the allocation is the implied fair value of the reporting unit goodwill. Fair value of the sole reporting unit is determined utilizing a combination of valuation methods including both the income approach (including a discounted cash flow analysis) and market approaches (including prior transaction method and comparable public company multiples). The fair value estimates utilized in the impairment testing reflect the use of Level 3 inputs. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If an entity believes, as a result of its qualitative assessment, that it is more-likely than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has selected the fiscal month ending date of October as the annual impairment testing date. For the fiscal year ended February 1, 2014, the Company completed a quantitative impairment test. For the fiscal year ended January 31, 2015, the Company completed a qualitative impairment test. Based upon the procedures described above, no impairment of goodwill existed as of January 31, 2015 or February 1, 2014.

The Company is also required to perform impairment tests annually or more frequently if events or circumstances indicate that the value of its nonamortizing intangible assets might be impaired. The Company’s nonamortizing intangible assets as of January 31, 2015 and February 1, 2014 consisted of a tradename. Entities have an option to perform a qualitative assessment to determine whether further impairment testing of nonamortizing intangible assets is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative test. The Company performs the quantitative impairment test using the discounted cash flow method based on management’s projections to determine the fair value of the asset. The carrying amount of the asset is then compared to the fair value. If the carrying amount is greater than fair value, an impairment loss is recorded for the amount that fair value is less than the carrying amount. If an entity believes, as a result of its qualitative assessment, that it is more-likely than-not that the fair value is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. For the fiscal year ended February 1, 2014, the Company completed a quantitative impairment test. For the fiscal year ended January 31, 2015, the Company completed a qualitative impairment test. Based upon the procedures described above, no impairment of tradename existed as of January 31, 2015 or February 1, 2014.

Intangible assets with determinable useful lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Impairment of long-lived assets

(k) Impairment of long-lived assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Stock-based compensation

(l) Stock-based compensation

The Company measures the cost of employee services received in exchange for share-based compensation based on the grant date fair value of the employee stock award. Ollie’s recognizes stock-based compensation expense based on estimated grant date fair value using the Black-Scholes option-pricing model which is recorded on a straight-line basis over the vesting period for the entire reward. Excess tax benefits of awards related to stock option exercises are reflected as financing cash inflows.

Revenue recognition

(m) Revenue recognition

Ollie’s recognizes retail sales in its stores at the time a customer pays and takes possession of merchandise. Net sales are presented net of returns and sales tax. The Company provides an allowance for estimated sales returns based on prior experience. The total allowance for returns was $0.2 million as of January 31, 2015 and February 1, 2014. The following table provides a reconciliation of the activity related to the Company’s sales returns allowance (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Beginning balance	$207	$207
Provisions	27,292	24,236
Sales returns	(27,252)	(24,236)

Ending balance	$247	$207

Cost of sales		(n) Cost of sales Cost of sales includes merchandise cost, transportation costs, inventory markdowns, shrink, and certain distribution, warehousing and storage costs, including depreciation.
Selling, general and administrative expenses

(o) Selling, general and administrative expenses

Selling, general and administrative expenses are comprised of payroll and benefits for stores, field support, distribution facility and support center employees. Selling, general and administrative expense also includes marketing and advertising expense, occupancy costs, insurance, corporate infrastructure and other selling, general and administrative expenses.

Advertising costs

(p) Advertising costs

Advertising costs primarily consist of newspaper circulars, email campaigns, media broadcasts and prominent advertising at professional and collegiate sporting events and are charged to expense the first time the advertising occurs. Advertising expense for the fiscal years ended January 31, 2015 and February 1, 2014 was $23.1 million and $19.7 million, respectively.

Operating leases

(q) Operating leases

The Company leases all of its store locations, distribution centers and office facilities. Many of the lease agreements contain rent holidays, rent escalation clauses and contingent rent provisions – or some combination of these items. For leases of store locations and office facilities, the Company recognizes rent expense in selling, general and administrative expenses. For leases of distribution centers, the Company recognizes rent expense within cost of sales. All rent expense is recorded on a straight-line basis over the accounting lease term, which includes lease renewals determined to be reasonably assured. Additionally, the commencement date of the accounting lease term reflects the earlier of the date the Company becomes legally obligated for the lease payments or the date the Company takes possession of the building for initial construction and setup. The excess rent expense over the actual cash paid for rent is accounted for as deferred rent. Leasehold improvement allowances received from landlords and other lease incentives are recorded as deferred rent liabilities and are recognized in selling, general and administrative expenses on a straight-line basis over the accounting lease term.

Pre-opening costs

(r) Pre-opening costs

Pre-opening costs (costs of opening new stores and distribution facilities, including grand opening promotions, payroll, travel, training, and store setup costs) are expensed as incurred.

Debt issuance costs and original issue discount

(s) Debt issuance costs and original issue discount

Debt issuance costs and original issue discount are amortized to interest expense using the effective interest method, over the life of the related debt. As of January 31, 2015 and February 1, 2014, debt issuance costs, net of accumulated amortization, were $6.1 million and $6.8 million, respectively. For the fiscal years ended January 31, 2015 and February 1, 2014, amortization of debt issuance costs was $1.3 million and $1.4 million, respectively, and the write-off of debt issuance costs was $0.6 million and $1.1 million, respectively. For the fiscal years ended January 31, 2015 and February 1, 2014, amortization of original issue discount was $0.8 million and $1.4 million, respectively.

Self-insurance liabilities

(t) Self-insurance liabilities

Under a number of the Company’s insurance programs, which include the Company’s employee health insurance program, its workers’ compensation and general liability insurance programs, the Company is liable for a portion of its losses. Ollie’s is self-insured for certain losses related to the company sponsored employee health insurance program. The Company estimates the accrued liabilities for our self-insurance programs using historical claims experience and loss reserves including claims for incidents incurred but not reported as of the balance sheet date. To limit the Company’s exposure to losses, a stop-loss coverage is maintained through third-party insurers.

Income taxes

(u) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.

Ollie’s files consolidated federal and state income tax returns. For years before 2010, the Company is no longer subject to U.S. federal income tax examinations. State income tax returns are filed in various state tax jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods up to three to four years depending on the state.

Supplemental cash flow information

(v) Supplemental cash flow information

As of January 31, 2015 and February 1, 2014, capital expenditures of $0.4 million and $0.5 million, respectively, had been incurred but not yet paid in cash and, accordingly, were accrued in accounts payable and accrued expenses.

Earnings per common share

(w) Earnings per common share

Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding, after giving effect to the potential dilution, if applicable, from the assumed exercise of stock options into shares of common stock as if those stock options were exercised.

The following table summarizes those effects for the diluted net income per common share calculation (in thousands, except share and per share amounts):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Net income	$26,915	$19,541

Weighted average number of common shares outstanding–Basic	48,202,480	48,519,420
Incremental shares from the assumed exercise of outstanding stock options	406,870	—

Weighted average number of common shares outstanding–Diluted	48,609,350	48,519,420

Earnings per common share–Basic	$0.56	$0.40

Earnings per common share–Diluted	$0.55	$0.40

Weighted average stock option shares totaling 2,971,140 and 5,230,200 as of January 31, 2015 and February 1, 2014, respectively, were excluded from the calculation of diluted weighted average common shares outstanding because the effect would have been antidilutive.

Recent accounting pronouncements

(j) Recently issued accounting pronouncements

Contracts with customers

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date which defers the effective date for ASU 2014-09 by one year to January 1, 2018; however, public business entities would be permitted to adopt the standard as of the original effective date. The Company has not selected a transition method and is currently evaluating the impact this guidance will have on the consolidated balance sheet, results of operations and cash flows.

Deferred taxes

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. This update requires an entity to classify deferred tax liabilities and assets as noncurrent within a classified balance sheet. ASU 2015-17 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2016. This update may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. Early application is permitted as of the beginning of the interim or annual reporting period. The Company is currently reviewing the revised guidance and assessing the potential impact on its consolidated financial statements.

(x) Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for Ollie’s on January 29, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company has not yet determined the effect of the standard on its consolidated financial statements and related disclosures.

Reclassification		(y) Reclassification Certain prior-year amounts have been reclassified to conform to current-year presentation.
Stock split

(g) Stock split

On June 17, 2015, the Company effected a stock split of the Company’s common stock at a ratio of 115 shares for every share previously held. All common stock share and common stock per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the stock split.

(z) Stock split

On June 17, 2015, the Company effected a stock split of the Company’s common stock at a ratio of 115 shares for every share previously held. All common stock share and common stock per share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the stock split. In addition, the Company increased the number of authorized Class A and Class B common shares to 85,000,000 and 8,750,000, respectively.

Unaudited pro forma net income per common share

(aa) Unaudited pro forma net income per common share

In accordance with SEC Staff Accounting Bulletin (SAB) 1.B.3, unaudited pro forma net income per common share information is included on the consolidated statement of operations for the fiscal year ended January 31, 2015. The provisions of SAB 1.B.3 are applicable for the Company due to the dividends declared in the year ended January 31, 2015 totaling $58.0 million which exceeded the net income for the year ended January 31, 2015 of $26.9 million and the dividends paid in May 2015 totaling $48.8 million which exceeded the net income for the thirteen weeks ended May 2, 2015 of $6.7 million. There are no pro forma adjustments associated with net income utilized for the unaudited pro forma net income per common share calculation.

The following table provides a reconciliation of historical weighted average common shares outstanding to unaudited pro forma weighted average common shares outstanding:

Fiscal year ended January 31, 2015
Weighted average common shares outstanding–basic	48,202,480
Incremental shares from assumed IPO related to dividends in excess of earnings	5,021,350

Pro forma weighted average common shares outstanding–basic	53,223,830
Incremental shares from the assumed exercise of outstanding stock options	406,870

Unaudited pro forma weighted average common shares outstanding–diluted	53,630,700

Basis of Presentation

(c) Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and applicable rules and regulations of the SEC regarding interim financial reporting. The condensed consolidated financial statements reflect all normal recurring adjustments which management believes are necessary to present fairly the Company’s financial condition, results of operations, and cash flows for all periods presented. The condensed consolidated balance sheets as of October 31, 2015 and November 1, 2014, the condensed consolidated statements of income for the thirteen weeks and thirty-nine weeks ended October 31, 2015 and November 1, 2014, and the condensed consolidated statements of stockholders’ equity and cash flows for the thirty-nine weeks ended October 31, 2015 and November 1, 2014 have been prepared by the Company and are unaudited. The Company’s business is seasonal in nature and results of operations for the interim periods presented are not necessarily indicative of operating results for the year ending January 30, 2016 or any other period. All intercompany accounts, transactions, and balances have been eliminated in consolidation.

The Company’s balance sheet as of January 31, 2015, presented herein, has been derived from the audited balance sheet included in the Company’s prospectus, dated July 15, 2015 related to the Company’s initial public offering (“IPO”) and filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, and referred to herein as the “Prospectus,” but does not include all disclosures required by GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended January 31, 2015 and footnotes thereto included in the Prospectus.

For purposes of the disclosure requirements for segments of a business enterprise, it has been determined that the Company is comprised of one operating segment.

Supplemental Cash Flow Information

(f) Supplemental cash flow information

As of October 31, 2015 and November 1, 2014, capital expenditures of $0.8 million and $0.5 million, respectively, had been incurred but not yet paid in cash and, accordingly, were accrued in accounts payable and accrued expenses.

Initial Public Offering

(h) Initial public offering

On July 15, 2015, the Company priced its initial public offering of 8,925,000 shares of its common stock. In addition, on July 17, 2015, the underwriters of the IPO exercised their option to purchase an additional 1,338,750 shares of common stock from the Company. As a result, 10,263,750 shares of common stock were issued and sold by the Company at a price of $16.00 per share.

As a result of the IPO, the Company received net proceeds of $153.1 million, after deducting the underwriting fees of $11.1 million. The Company used the net proceeds from the IPO to pay off outstanding borrowings under the Revolving Credit Facility and a portion of the outstanding principal balance of the Term Loan. See Note 4, “Debt Obligations and Financing Arrangements.”

Immediately prior to the IPO, the Company amended and restated its certificate of incorporation to reflect the conversion of all Class B common stock to Class A common stock. In addition, all shares of Class A common stock were recapitalized into a single class of common stock. As part of the IPO, the Company increased its authorized common stock shares to 500,000,000 at $0.001 par value per share and authorized 50,000,000 shares of preferred stock at $0.001 par value per share.